UNAUDITED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Statement of Comprehensive Income [Abstract]
Net income (loss)	$ 44,761	$ (123,720)
Other comprehensive (loss) income:
Net (loss) gain on qualifying cash flow hedging instruments	(5,038)	1,632
Net loss on foreign currency translation	(19,099)	0
Other comprehensive (loss) income	(24,137)	1,632
Comprehensive income (loss)	20,624	(122,088)
Comprehensive income (loss) attributable to:
Stockholders of Golar LNG Limited	(8,820)	(138,019)
Non-controlling interests	$ 29,444	$ 15,931